Performance Management	12 Months Ended
Oct. 31, 2024
California Municipal Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Institutional Class shares (March 1, 2015), the performance shown in the table for Institutional Class shares is that of the Fund’s Class A shares, adjusted to reflect the fees and expenses of Institutional Class shares. However, where the adjustment for fees and expenses results in performance for Institutional Class shares that is higher than the historical performance of the Class A shares, the historical performance of Class A shares is used (without respect to sales charges, which are not applicable to Institutional Class shares). These adjustments result in performance for such periods that is no higher than the historical performance of the Class A shares.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The Bloomberg California Municipal Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q4 2023	5.67%
Lowest return for a quarter during the period of the bar chart above:	Q1 2022	(7.07)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	5.67%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(7.07%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The Bloomberg Municipal Bond Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The Bloomberg California Municipal Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Core Fixed Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q4 2023	6.75%
Lowest return for a quarter during the period of the bar chart above:	Q1 2022	(5.80)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	6.75%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(5.80%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Core Plus Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q4 2023	7.36%
Lowest return for a quarter during the period of the bar chart above:	Q2 2022	(6.07)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	7.36%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(6.07%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Diversified Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (June 12, 2017), the performance shown in the table for Class R-6 shares is that of the Fund’s Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q4 2020	8.39%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(17.02)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	8.39%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(17.02%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Diversified International Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (March 1, 2019), the performance shown in the table for Class R-6 shares is that of the Fund’s Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class R-3 shares.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	17.41%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(22.11)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	17.41%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(22.11%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Equity Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class J shares (October 9, 2018), the performance shown in the table for Class J shares is that of the Fund’s Class A shares, adjusted to reflect the fees and expenses of Class J shares. However, where the adjustment for fees and expenses results in performance for Class J shares that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used without respect to sales charges. These adjustments result in performance for such periods that is no higher than the historical performance of Class A shares.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q4 2020	15.59%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(25.44)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	15.59%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(25.44%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Finisterre Emerging Markets Total Return Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund’s shares were first sold (July 11, 2016).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The Finisterre Emerging Markets Total Return Bond Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	9.76%
Lowest return for a quarter during the period of the bar chart above:	Q2 2022	(11.00)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	9.76%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(11.00%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The Bloomberg Global Aggregate Bond Index is the Fund's primary broad-based index is included to meet the recently revised definition of “broad-based securities market index.” The Finisterre Emerging Markets Total Return Bond Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Performance of each component of the blended index is also shown. The weightings for the Finisterre Emerging Markets Total Return Bond Blended Index are: 33.33% JPM GBI-EM Global Diversified Index; 33.33% JPM EMBI Global Diversified Index; and 33.33% JPM CEMBI Broad Diversified Index.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Global Emerging Markets Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is that of the Fund’s Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class R-3 shares.
During 2019, the Fund experienced a significant one-time gain of approximately $0.11/share as the result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	19.56%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(24.38)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	19.56%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(24.38%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Footnotes	During 2019, the Fund experienced a significant one-time gain of approximately $0.11 per share as a result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts shown for periods that include the year ended December 31, 2019 would have been lower.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Global Real Estate Securities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Classes R-3 and R-5 shares (March 1, 2016), the performance shown in the table for these newer classes is that of the Fund’s Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The FTSE EPRA/NAREIT Developed Index NTR is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q4 2023	15.65%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(25.65)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	15.65%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(25.65%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The MSCI ACWI NR USD Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The FTSE EPRA/NAREIT Developed Index NTR is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Government & High Quality Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The Bloomberg U.S. Agency Fixed Rate MBS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q4 2023	7.52%
Lowest return for a quarter during the period of the bar chart above:	Q3 2022	(5.49)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	7.52%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(5.49%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The Bloomberg U.S. Aggregate Bond Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The Bloomberg U.S. Agency Fixed Rate MBS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Government Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (December 12, 2022), the performance shown in the table for Class R-6 shares is that of the Fund’s Institutional Class shares.
Life of Fund returns are measured from the date the Fund’s shares were first sold (December 20, 2017).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The Bloomberg U.S. Treasury Bellwethers 3 Month Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q4 2023	1.32%
Lowest return for a quarter during the period of the bar chart above:	Q1 2022	0.00%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	1.32%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Closing [Text Block]
The Bloomberg U.S. Aggregate Bond Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The Bloomberg U.S. Treasury Bellwethers 3 Month Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
High Yield Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is that of the Fund’s Class A shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used (without respect to sales charges, which are not applicable to Class R-6). These adjustments result in performance for such periods that is no higher than the historical performance of the Class A shares.

Performance Past Does Not Indicate Future [Text]	. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	8.73%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(12.01)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	8.73%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(12.01%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The Bloomberg U.S. Aggregate Bond Index is the Fund's primary broad-based index and is included to meet the revised definition of “broad-based securities market index.” The Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Inflation Protection Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The Bloomberg U.S. Treasury TIPS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	4.72%
Lowest return for a quarter during the period of the bar chart above:	Q2 2022	(6.33)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	4.72%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(6.33%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The Bloomberg U.S. Aggregate Bond Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The Bloomberg U.S. Treasury TIPS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
International Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is that of the Fund’s Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	22.05%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(22.85)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	22.05%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(22.85%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

Performance Availability Website Address [Text]	www.PrincipalAM.com
LargeCap Growth Fund I
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	27.72%
Lowest return for a quarter during the period of the bar chart above:	Q2 2022	(21.61)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	27.72%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(21.61%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
LargeCap S&P 500 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	20.38%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(19.67)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	20.38%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(19.67%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

Performance Availability Website Address [Text]	www.PrincipalAM.com
LargeCap Value Fund III
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q4 2020	16.32%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(26.91)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	16.32%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(26.91%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
MidCap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is that of the Fund’s Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class R-3 shares.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	24.72%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(23.89)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	24.72%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(23.89%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
MidCap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The Russell MidCap Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	38.05%
Lowest return for a quarter during the period of the bar chart above:	Q4 2018	(22.62)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	38.05%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(22.62%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The Russell MidCap Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
MidCap Growth Fund III
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The Russell MidCap Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	30.62%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(20.02)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	30.62%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(20.02%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Market Index Changed	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.”
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The Russell MidCap Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
MidCap S&P 400 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is that of the Fund’s Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class R-3 shares.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The S&P MidCap 400 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q4 2020	24.32%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(29.79)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	24.32%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(29.79%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The S&P MidCap 400 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
MidCap Value Fund I
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Classes A and R-6 shares (April 2, 2019), the performance shown in the table for these newer classes is that of the Fund’s Institutional Class shares, adjusted to reflect the fees and expenses of the newer class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The Russell MidCap Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	20.14%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(29.46)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	20.14%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(29.46%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The Russell MidCap Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The Bloomberg U.S. Treasury Bellwethers 3 Month Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q4 2023	1.28%
Lowest return for a quarter during the period of the bar chart above:	Q2 2022	0.00%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	1.28%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Closing [Text Block]
The Bloomberg U.S. Aggregate Bond Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The Bloomberg U.S. Treasury Bellwethers 3 Month Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Overseas Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The MSCI EAFE Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q4 2020	23.03%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(31.40)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	23.03%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(31.40%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The MSCI EAFE Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The MSCI EAFE Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Principal Capital Appreciation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	19.69%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(19.46)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	19.69%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(19.46%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Market Index Changed	Effective March 1, 2025, the Fund changed its index to the Russell 1000 Index because it more closely aligns with the Fund's investment approach. Prior to March 1, 2025, the Fund's index was the Russell 3000 Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Effective March 1, 2025, the Fund changed its index to the Russell 1000 Index because it more closely aligns with the Fund's investment approach. Prior to March 1, 2025, the Fund's index was the Russell 3000 Index.
Performance Availability Website Address [Text]	www.PrincipalAM.com
Principal LifeTime Strategic Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	8.31%
Lowest return for a quarter during the period of the bar chart above:	Q2 2022	(8.45)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	8.31%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(8.45%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The Bloomberg U.S. Aggregate Bond Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Principal LifeTime 2015 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The S&P Target Date 2015 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	11.02%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(9.54)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	11.02%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(9.54%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The Bloomberg U.S. Aggregate Bond Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The S&P Target Date 2015 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Principal LifeTime 2020 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	12.29%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(11.66)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	12.29%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(11.66%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The Bloomberg U.S. Aggregate Bond Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Principal LifeTime 2025 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The S&P Target Date 2025 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	14.07%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(13.80)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	14.07%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(13.80%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The Bloomberg U.S. Aggregate Bond Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The S&P Target Date 2025 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Principal LifeTime 2030 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	15.42%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(15.80)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	15.42%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(15.80%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Principal LifeTime 2035 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The S&P Target Date 2035 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	17.13%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(17.37)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	17.13%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(17.37%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The S&P Target Date 2035 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Principal LifeTime 2040 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	17.96%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(18.87)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	17.96%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(18.87%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Principal LifeTime 2045 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The S&P Target Date 2045 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	18.90%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(19.94)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	18.90%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(19.94%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The S&P Target Date 2045 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Principal LifeTime 2050 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	19.45%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(20.88)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	19.45%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(20.88%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Principal LifeTime 2055 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The S&P Target Date 2055 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	19.93%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(21.46)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	19.93%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(21.46%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The S&P Target Date 2055 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Principal LifeTime 2060 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The S&P Target Date 2060 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	20.12%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(21.80)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	20.12%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(21.80%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The S&P Target Date 2060 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Principal LifeTime 2065 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund’s shares were first sold (September 6, 2017).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	20.50%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(21.97)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	20.50%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(21.97%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Principal LifeTime 2070 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund’s shares were first sold (March 1, 2023).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund's performance compares with returns of an index of funds with similar investment objectives.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q1 2024	7.64%
Lowest return for a quarter during the period of the bar chart above:	Q4 2024	(1.69)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	7.64%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(1.69%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of "broad-based securities market index." The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund's performance compares with returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Principal LifeTime Hybrid Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (August 24, 2015) and Class J shares (March 1, 2018), the performance shown in the table for these newer classes is that of the Fund’s Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	7.43%
Lowest return for a quarter during the period of the bar chart above:	Q2 2022	(8.44)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	7.43%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(8.44%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The Bloomberg U.S. Aggregate Bond Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Principal LifeTime Hybrid 2015 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (August 24, 2015) and Class J shares (March 1, 2018), the performance shown in the table for these newer classes is that of the Fund’s Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The S&P Target Date 2015 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	9.79%
Lowest return for a quarter during the period of the bar chart above:	Q2 2022	(8.93)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	9.79%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(8.93%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The Bloomberg U.S. Aggregate Bond Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The S&P Target Date 2015 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Principal LifeTime Hybrid 2020 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (August 24, 2015) and Class J shares (March 1, 2018), the performance shown in the table for these newer classes is that of the Fund’s Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	11.16%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(10.35)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	11.16%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(10.35%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The Bloomberg U.S. Aggregate Bond Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Principal LifeTime Hybrid 2025 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (August 24, 2015) and Class J shares (March 1, 2018), the performance shown in the table for these newer classes is that of the Fund’s Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The S&P Target Date 2025 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	12.56%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(12.50)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	12.56%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(12.50%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The Bloomberg U.S. Aggregate Bond Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The S&P Target Date 2025 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com.
Principal LifeTime Hybrid 2030 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (August 24, 2015) and Class J shares (March 1, 2018), the performance shown in the table for these newer classes is that of the Fund’s Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	14.20%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(14.39)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	14.20%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(14.39%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Principal LifeTime Hybrid 2035 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (August 24, 2015) and Class J shares (March 1, 2018), the performance shown in the table for these newer classes is that of the Fund’s Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The S&P Target Date 2035 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	15.37%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(16.18)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	15.37%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(16.18%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the revised definition of “broad-based securities market index.” The S&P Target Date 2035 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Principal LifeTime Hybrid 2040 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (August 24, 2015) and Class J shares (March 1, 2018), the performance shown in the table for these newer classes is that of the Fund’s Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	16.41%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(17.67)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	16.41%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(17.67%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the revised definition of “broad-based securities market index.” The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Principal LifeTime Hybrid 2045 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (August 24, 2015) and Class J shares (March 1, 2018), the performance shown in the table for these newer classes is that of the Fund’s Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The S&P Target Date 2045 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	17.28%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(18.83)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	17.28%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(18.83%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the revised definition of “broad-based securities market index.” The S&P Target Date 2045 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Principal LifeTime Hybrid 2050 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (August 24, 2015) and Class J shares (March 1, 2018), the performance shown in the table for these newer classes is that of the Fund’s Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	18.00%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(19.78)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	18.00%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(19.78%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Principal LifeTime Hybrid 2055 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (August 24, 2015) and Class J shares (March 1, 2018), the performance shown in the table for these newer classes is that of the Fund’s Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The S&P Target Date 2055 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	18.35%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(20.52)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	18.35%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(20.52%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The S&P Target Date 2055 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Principal LifeTime Hybrid 2060 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (August 24, 2015) and Class J shares (March 1, 2018), the performance shown in the table for these newer classes is that of the Fund’s Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The S&P Target Date 2060 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	18.71%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(20.90)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	18.71%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(20.90%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The S&P Target Date 2060 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Principal LifeTime Hybrid 2065 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund’s shares were first sold (September 6, 2017).
For periods prior to the inception date of Class J shares (March 1, 2018), the performance shown in the table for Class J shares is that of the Fund’s Institutional Class shares, adjusted to reflect the fees and expenses of Class J shares. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 6, 2017.
During 2018, Class R-6 experienced a one-time loss of approximately $0.33 per share as a result of a large redemption. If such loss had not been recognized, the total return amounts expressed herein would have been higher. During May of 2019, Class R-6 experienced a one-time gain of approximately $0.35 per share as a result of a reimbursement by PGI, the investment advisor. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	19.12%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(21.10)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	19.12%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(21.10%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Principal LifeTime Hybrid 2070 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund’s shares were first sold (March 1, 2023).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q1 2024	8.47%
Lowest return for a quarter during the period of the bar chart above:	Q4 2024	(1.22)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	8.47%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(1.22%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Real Estate Securities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is that of the Fund’s Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class R-3 shares.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q1 2019	17.29%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(22.76)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	17.29%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(22.76%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives.
Performance Availability Website Address [Text]	www.PrincipalAM.com
Strategic Asset Management Balanced Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The SAM Balanced Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	13.09%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(15.43)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	13.09%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(15.43%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The SAM Balanced Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. Performance of each component of the blended index is also shown. The weightings for SAM Balanced Blended Index are as follows: 45% Russell 3000 Index, 40% Bloomberg U.S. Aggregate Bond Index, and 15% MSCI EAFE Index NTR.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Strategic Asset Management Conservative Balanced Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The SAM Conservative Balanced Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	10.32%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(11.74)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	10.32%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(11.74%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The Bloomberg U.S. Aggregate Bond Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The SAM Conservative Balanced Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Performance of each component of the blended index is also shown. The weightings for SAM Conservative Balanced Blended Index are 60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000 Index, and 10% MSCI EAFE Index NTR.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Strategic Asset Management Conservative Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The SAM Conservative Growth Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	15.98%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(19.15)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	15.98%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(19.15%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The SAM Conservative Growth Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. Performance of each component of the blended index is also shown. The weightings for SAM Conservative Growth Blended Index are as follows: 60% Russell 3000 Index, 20% MSCI EAFE Index NTR, and 20% Bloomberg U.S. Aggregate Bond Index.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Strategic Asset Management Flexible Income Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The SAM Flexible Income Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	7.69%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(8.81)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	7.69%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(8.81%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The Bloomberg U.S. Aggregate Bond Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The SAM Flexible Income Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. Performance of each component of the blended index is also shown. The weightings for SAM Flexible Income Blended Index are as follows: 75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index NTR.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Strategic Asset Management Strategic Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The SAM Strategic Growth Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	19.17%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(22.15)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	19.17%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(22.15%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The SAM Strategic Growth Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. Performance of each component of the blended index is also shown. The weightings for SAM Strategic Growth Blended Index are as follows: 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg U.S. Aggregate Bond Index.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Short-Term Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The Bloomberg Credit 1-3 Year Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	3.37%
Lowest return for a quarter during the period of the bar chart above:	Q1 2022	(2.48)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	3.37%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(2.48%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The Bloomberg U.S. Aggregate Bond Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The Bloomberg Credit 1-3 Year Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
SmallCap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is that of the Fund’s Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class R-3 shares.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart Does Not Reflect Sales Loads [Text]	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	28.39%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(30.54)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	28.39%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(30.54%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
SmallCap Growth Fund I
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The Russell 2000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q2 2020	33.84%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(22.08)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	33.84%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(22.08%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The Russell 2000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
SmallCap S&P 600 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is that of the Fund’s Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class R-3 shares.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The S&P SmallCap 600 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q4 2020	31.18%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(32.65)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	31.18%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(32.65%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The S&P SmallCap 600 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
SmallCap Value Fund II
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The Russell 2000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q4 2020	31.34%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(35.49)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	31.34%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(35.49%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The Russell 2000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Tax-Exempt Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Institutional Class shares (May 18, 2015), the performance shown in the table for Institutional Class shares is that of the Fund’s Class A shares, adjusted to reflect the fees and expenses of the Institutional Class shares. However, where the adjustment for fees and expenses results in performance for Institutional Class shares that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used (without respect to sales charges, which are not applicable to Institutional Class shares). These adjustments result in performance for such periods that is no higher than the historical performance of the Class A shares.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q4 2023	6.34%
Lowest return for a quarter during the period of the bar chart above:	Q1 2022	(7.11)%

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	6.34%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(7.11%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

Performance Availability Website Address [Text]	www.PrincipalAM.com